Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Calculations of Earnings per Share

The amounts considered for calculations of earnings per share in 2018, 2017 and 2016, were as follows:

	2018		2017	2016
Denominator (thousands of shares)
Weighted-average number of shares outstanding[1]		45,569,180	43,107,457	42,211,409
Capitalization of retained earnings[2]		—	1,687,295	1,687,295
Effect of dilutive instruments — mandatorily convertible securities (note 16.2)[3]		708,153	708,153	708,153

Weighted-average number of shares — basic		46,277,333	45,502,905	44,606,857
Effect of dilutive instruments — share-based compensation (note 21)[3]		316,970	237,102	226,972
Effect of potentially dilutive instruments — optionally convertible securities (note 16.2)[3]		1,420,437	2,698,600	3,834,458

Weighted-average number of shares — diluted		48,014,740	48,438,607	48,668,287

Numerator
Net income from continuing operations	Ps	11,044	13,180	14,491
Less: non-controlling interest net income		789	1,417	1,173

Controlling interest net income from continuing operations		10,255	11,763	13,318
Plus: after tax interest expense on mandatorily convertible securities		61	91	119

Controlling interest net income from continuing operations — for basic earnings per share calculations		10,316	11,854	13,437
Plus: after tax interest expense on optionally convertible securities		436	903	1,079

Controlling interest net income from continuing operations — for diluted earnings per share calculations	Ps	10,752	12,757	14,516

Net income from discontinued operations	Ps	212	3,461	713

Basic earnings per share
Controlling interest basic earnings per share	Ps	0.22	0.34	0.32
Controlling interest basic earnings per share from continuing operations		0.22	0.26	0.30
Controlling interest basic earnings per share from discontinued operations		0.00	0.08	0.02

Diluted earnings per share[4]
Controlling interest diluted earnings per share	Ps	0.22	0.34	0.32
Controlling interest diluted earnings per share from continuing operations		0.22	0.26	0.30
Controlling interest diluted earnings per share from discontinued operations		0.00	0.08	0.02

1

The weighted-average number of shares outstanding in 2017 and 2016 reflects the shares issued as a result of the capitalization of retained earnings declared in March 2017 and March 2016, as applicable (note 20.1).

2	According to resolution of the Parent Company’s shareholders’ meeting on April 5, 2018. There was no capitalization of retained earnings in 2018.
3

The number of Parent Company’s CPOs to be issued under the executive share-based compensation programs, as well as the total amount of Parent Company’s CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock option programs is determined under the inverse treasury method.

4

For 2018, 2017 and 2016, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.